MALIZIA SPIDI & FISCH, PC
                                ATTORNEYS AT LAW

1100 NEW YORK AVENUE, N.W.                            1900 SOUTH ATHERTON STREET
SUITE 340 WEST                                                         SUITE 101
WASHINGTON, D.C.  20005                                 STATE COLLEGE, PA  16801
(202) 434-4660                                                    (814) 272-3502
FACSIMILE: (202) 434-4661                             FACSIMILE:  (814) 272-3514

JOAN S. GUILFOYLE                                    WRITER'S DIRECT DIAL NUMBER
GUILFOYLE@MALIZIALAW.COM                                          (202) 434-4677



VIA EDGAR
---------

September 14, 2004

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re:  RSV Bancorp, Inc.

Ladies and Gentlemen:

     Enclosed for filing on behalf of RSV Bancorp, Inc. is a Schedule TO-I in connection with its Tender Offer to acquire up to 202,000 shares of its Common Stock. Please contact the undersigned if you have any questions.

                                Sincerely,

                                /s/ Joan S. Guilfoyle

                                Joan S. Guilfoyle